Other Non-Current Liabilities	6 Months Ended
Jun. 30, 2021
Text Block [Abstract]
Other Non-Current Liabilities
2.5.14 Other
Non-Current
liabilities

	As at June 30,	As at December 31,
(€‘000)	2021	2020
Onerous contracts - non-current liabilities	150	371

Total Other non-current liabilities	150	371

As of December 2020, the Group recorded a provision for onerous contracts for a total amount of €0.9 million in order to cover the contractual obligations, mainly on clinical activities follow-up
and studies closing costs, after the Group’s decision to discontinue the development of first-generation, autologous CAR T candidate
CYAD-01.
As of June 30, 2021, the remaining
non-current
portion of this provision is €0.2 million. The current portion of the provision is €0.4 million (see note 2.5.15).